Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net loss	$ (659,042)	$ (560,625)
Adjustment to reconcile net income to net cash provided by operating activities
Depreciation and amortization	21,914	28,178
Gain on equity method investment		(34,280)
Changes in operating assets and liabilities:
Accounts receivable	27,165
Prepaid expense and other current assets	171,264	56,038
Accounts payable	3,669	(72,613)
Accrued expenses and other payables	95,974	155,979
Advanced from customers	(5,762)
Unrecognized tax benefits		(186,875)
Income tax payable	740
Net cash used in operating activities from continuing operations	(344,078)	(614,198)
Cash flows from investing activities
Purchase of property and equipment	(795)
Process from sale of equity investment		368,346
Advance deposit for intent acquisition		(4,937,664)
Net cash used in investing activities from continuing operations	(795)	(4,569,318)
Cash flows from financing activities
Proceeds from related parties	17,614	9,109
Repayments to related parties	(82,909)	(305,995)
Net cash used in financing activities from continuing operations	(65,295)	(296,886)
Effect of exchange rate changes on cash and cash equivalents	(68,039)	(173,543)
Net change in cash and cash equivalents	(478,207)	(5,653,945)
Cash and cash equivalents, beginning of the year	2,076,569	7,865,345
Cash and cash equivalents, end of period	$ 1,598,362	$ 2,211,400